OTHER (INCOME) EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER (INCOME) EXPENSES [Abstract]
OTHER (INCOME) EXPENSES
NOTE 14:	OTHER (INCOME) EXPENSES

	Year ended December 31,
	2014	2013	2012
	$	$	$

Gain on prior years subcontract provision	-	-	(323)
Capital loss on disposal of property and equipment	-	-	-
Doubtful debt provision	1,225	358	1,595
Gain on extinguishment of debts (*)	-	-	(187)
Expenses related with SmartID acquisition	-	149	-
Total	1,225	507	1,085

(*)	Comprised of the capital gain on extinguishment of working capital related liabilities (employees, service providers etc.).

Bad debt

The following is a summary of the allowance for doubtful accounts related to accounts receivable for the years ended December 31:

	Balance at beginning of period	provision during period	Balance at end of period
	$	$	$

2012	134	1,592	1,726
2013	1,726	358	2,084
2014	2,084	2,306	4,390